Basis of Consolidation - Summary of Company's Main Operating Subsidiaries (Detail)	6 Months Ended
Jun. 30, 2018
Despegar.com.ar S.A. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Argentina
Decolar.com LTDA. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Brazil
Despegar.com Chile SpA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Chile
Despegar Colombia S.A.S. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Colombia
DespegarEcuador S.A. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Ecuador
Despegar.com Mexico S.A. de C.V. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Mexico
Despegar.com Peru S.A.C. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Peru
Despegar.com USA, Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	United States
Travel Reservations S.R.L. [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Country of Incorporation	Uruguay